CONSOLIDATED STATEMENTS OF SHAREOWNER'S EQUITY - USD ($) $ in Millions	Preferred Stock	Common Stock	Additional Paid-In- Capital	Retained Earnings Cumulative effect adjustments	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Cumulative effect adjustments	Total
Beginning balance at Dec. 31, 2018	$ 0	$ 5	$ 7,555	$ (50)	$ 1,074	$ (1,408)	$ (50)	$ 7,226
Increase (decrease) in shareowner's equity
Net income					427			427
Other comprehensive income (loss)						2,821		2,821
Comprehensive income								3,248
Capital contributions from parent			850					850
Ending balance at Dec. 31, 2019	0	5	8,405	$ (138)	1,451	1,413	$ (138)	11,274
Increase (decrease) in shareowner's equity
Net income					234			234
Other comprehensive income (loss)						2,135		2,135
Comprehensive income								2,369
Capital contributions from parent			120					120
Ending balance at Dec. 31, 2020		5	8,525		1,547	3,548		13,625
Increase (decrease) in shareowner's equity
Net income					285			285
Other comprehensive income (loss)						(1,146)		(1,146)
Comprehensive income								(861)
Ending balance at Dec. 31, 2021	$ 0	$ 5	$ 8,525		$ 1,832	$ 2,402		$ 12,764